Variable interest entities - Assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Total assets	$ 4,288,359	$ 3,741,504	$ 3,267,585
Total liabilities	(1,901,289)	(1,633,487)	(1,244,475)
VIE primary beneficiary
Variable Interest Entity [Line Items]
Total assets	1,259,892	987,959	863,279
Total liabilities	$ (5,210)	$ (5,549)	$ (17,063)